CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate income, net
Rental income	$ 919.1	$ 897.8	$ 831.5
Real estate property level expenses and taxes:
Operating expenses	207.4	208.0	202.4
Real estate taxes	144.4	134.1	121.3
Interest expense	81.1	98.7	116.8
Total real estate property level expenses and taxes	432.9	440.8	440.5
Real estate income, net	486.2	457.0	391.0
Income from real estate joint ventures and limited partnerships	140.1	148.1	104.7
Interest	10.1	2.8	2.9
Dividends	47.5	44.9	42.2
TOTAL INVESTMENT INCOME	683.9	652.8	540.8
Expenses
Investment advisory charges	69.3	70.7	59.3
Administrative charges	56.9	44.9	41.7
Distribution charges	23.9	17.3	12.8
Mortality and expense risk charges	1.1	0.9	0.8
Liquidity guarantee charges	31.7	29.2	30.5
TOTAL EXPENSES	182.9	163.0	145.1
INVESTMENT INCOME, NET	501.0	489.8	395.7
Net realized gain (loss) on investments
Real estate properties	215.4	69.0	(210.0)
Real estate joint ventures and limited partnerships	167.3	(34.7)	(153.0)
Marketable securities	235.8	65.4	31.6
Net realized gain (loss) on investments	618.5	99.7	(331.4)
Net change in unrealized appreciation (depreciation) on
Real estate properties	487.2	918.8	863.1
Real estate joint ventures and limited partnerships	288.6	372.0	479.0
Marketable securities	(255.1)	302.8	(41.7)
Loans receivable	0.6
Mortgage loans payable	5.6	(64.9)	91.2
Net change in unrealized appreciation on investments and mortgage loans payable	526.9	1,528.7	1,391.6
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	1,145.4	1,628.4	1,060.2
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,646.4	$ 2,118.2	$ 1,455.9